Sept

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 83.2%
	Bermuda - 1.0%
2,034,318	PAX Global Technology Ltd.	$ 1,526,581

	Canada - 3.1%
16,894	Franco-Nevada Corporation	2,002,276
54,400	Quebecor, Inc., Class B(a)	1,147,871
44,847	TC Energy Corporation(a)	1,699,860
		4,850,007
	Cayman Islands - 2.4%
7,127	Baidu, Inc. - ADR(a),(b)	616,343
65,005	Tencent Holdings Ltd. - ADR(a)	3,078,637
		3,694,980
	Chile - 0.3%
102,546,552	Vina San Pedro Tarapaca S.A.(c)	487,206

	Denmark - 0.6%
59,078	ISS A/S	1,013,052

	France - 15.2%
34,696	Air Liquide S.A.	5,994,397
36,000	BNP Paribas S.A.	2,295,747
140,974	Cie Plastic Omnium S.A.	1,370,476
250,964	Credit Agricole S.A.	3,425,047
58,719	Edenred	2,478,968
6,701	Remy Cointreau S.A.	559,194
11,100	Schneider Electric S.E.	2,667,092
22,063	Sodexo S.A.	1,985,315
13,660	Vinci S.A.	1,439,605
134,438	Worldline S.A.(b)	1,457,432
		23,673,273
	Germany - 0.3%
9,864	Fraport A.G. Frankfurt Airport Services Worldwide(b)	509,314

	Hong Kong - 2.2%
199,835	AIA Group Ltd.	1,356,285

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 83.2% (Continued)
	Hong Kong - 2.2% (Continued)
64,076	Hong Kong Exchanges & Clearing Ltd.	$ 2,052,987
		3,409,272
	Indonesia - 0.4%
567,665	Gudang Garam Tbk P.T.	627,848

	Ireland - 1.9%
36,853	Perrigo Company plc	946,385
115,120	Ryanair Holdings plc	2,013,829
		2,960,214
	Israel - 0.8%
303,478	ICL Group Ltd.	1,311,012

	Japan - 9.6%
85,773	FANUC Corporation	2,350,858
115,375	Hitachi Ltd.	2,582,680
114,974	Nagaileben Company Ltd.	1,889,003
45,005	Sekisui Jushi Corporation	636,470
16,791	Shimano, Inc.	2,593,291
62,401	Shiseido Company Ltd.	1,779,716
150,100	T Hasegawa Company Ltd.	3,125,800
		14,957,818
	Luxembourg - 1.5%
45,982	Eurofins Scientific S.E.(a)	2,292,943

	Mexico - 1.9%
1,190,351	Megacable Holdings S.A.B. de C.V.	3,003,936

	Netherlands - 0.9%
9,033	Heineken N.V.	873,787
14,460	Koninklijke Vopak N.V.	600,396
		1,474,183
	Singapore - 4.2%
416,469	Oversea-Chinese Banking Corporation Ltd.	4,432,090

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 83.2% (Continued)
	Singapore - 4.2% (Continued)
315,000	Singapore Exchange Ltd.	$ 2,202,310
		6,634,400
	Spain - 3.0%
685,000	Banco Santander S.A.	3,177,710
53,818	Cia de Distribucion Integral Logista Holdings S.A.	1,523,162
		4,700,872
	Sweden - 4.6%
59,774	Loomis A.B.	1,556,835
266,345	MEKO A.B.	2,980,920
180,000	Skandinaviska Enskilda Banken A.B.	2,658,325
		7,196,080
	Switzerland - 4.0%
1,075	Barry Callebaut A.G.(a)	1,751,917
30,000	Nestle S.A.	3,063,018
77,975	Softwareone Holding A.G.	1,466,919
		6,281,854
	United States - 25.3%
20,926	Brunswick Corporation	1,522,785
4,113	Carlisle Companies, Inc.	1,666,629
13,937	CarMax, Inc.(b)	1,022,140
24,000	Chevron Corporation	3,754,080
8,100	Corpay, Inc.(b)	2,157,921
23,637	Dollar General Corporation	3,125,520
16,457	Emerson Electric Company	1,812,903
63,327	Envista Holdings Corporation(b)	1,053,128
58,155	Henry Schein, Inc.(b)	3,727,736
6,694	McDonald's Corporation	1,705,899
2,250	Meta Platforms, Inc., Class A	1,134,495
3,302	O'Reilly Automotive, Inc.(b)	3,487,109
16,108	Ross Stores, Inc.	2,340,814
11,495	Scotts Miracle-Gro Company (The)(a)	747,865
22,312	Sonoco Products Company	1,131,665
20,713	Southern Copper Corporation(a)	2,231,619
43,500	Walmart, Inc.	2,945,385

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares			Fair Value
	COMMON STOCKS — 83.2% (Continued)
	United States - 25.3% (Continued)
20,500	Walt Disney Company (The)		$ 2,035,445
2,092	WW Grainger, Inc.		1,887,486
			39,490,624

	TOTAL COMMON STOCKS (Cost $116,889,151)		130,095,469

Shares			Fair Value
	EXCHANGE-TRADED FUNDS — 11.0%
	United States - 11.0%
172,000	iShares MSCI China ETF(a)		7,253,240
117,500	iShares MSCI Hong Kong ETF(a),(b)		1,797,750
38,027	SPDR Gold Shares(b)		8,176,185
			17,227,175

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,417,663)		17,227,175

Shares		Coupon Rate (%)	Fair Value
	PREFERRED STOCKS — 1.5%
	Germany - 1.5%
31,137	Dr Ing hc F Porsche A.G.	2.3100	2,318,848

	TOTAL PREFERRED STOCKS (Cost $2,804,232)		2,318,848

Shares			Fair Value
	SHORT-TERM INVESTMENTS — 5.4%
	COLLATERAL FOR SECURITIES LOANED - 1.7%
2,647,336	State Street Navigator Securities Lending Government Money Market Portfolio Fund, Trust Class, 5.33% (Cost $2,647,336)(d)		2,647,336

	MONEY MARKET FUNDS - 3.7%
5,830,842	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.19% (Cost $5,830,842)(d)		5,830,842

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,478,178)		8,478,178

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 101.1% (Cost $141,589,224)	$ 158,119,670
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(1,662,343)
	NET ASSETS - 100.0%	$ 156,457,327

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Société Européene
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at June 30, 2024. Total loaned securities had a value of $20,208,243 at June 30, 2024.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $487,206, representing 0.3% of net assets.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(e)	The loaned securities were secured with short-term investment cash collateral of $2,647,336 and non-cash collateral of $18,322,842. The non-cash collateral consists of U.S. treasury notes and U.S. treasury inflation indexed bonds held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. Dollar Equivalent	U.S. Dollar Value at June 30, 2024	Unrealized Appreciation*
To Sell:
Euro	07/26/2024	State Street Bank	$ 16,000,000	$ 17,537,755	$ 17,159,802	$ 377,953
				$ 17,537,755	$ 17,159,802	$ 377,953

Total						$ 377,953

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2024.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 90.8%
	Bermuda - 0.9%
102,184	PAX Global Technology Ltd.	$ 76,680

	Canada - 6.0%
8,980	Quebecor, Inc., Class B(a)	189,483
8,347	TC Energy Corporation(a)	316,381
		505,864
	Cayman Islands - 2.5%
412	Baidu, Inc. - ADR(a),(b)	35,630
3,742	Tencent Holdings Ltd. - ADR(a)	177,221
		212,851
	Chile - 4.8%
84,677,397	Vina San Pedro Tarapaca S.A.(c)	402,309

	Denmark - 0.8%
3,914	ISS A/S	67,116

	France - 20.3%
2,212	Air Liquide S.A.	382,165
3,000	BNP Paribas S.A.	191,312
5,000	Cie Plastic Omnium S.A.	48,607
15,104	Credit Agricole S.A.	206,134
3,137	Edenred	132,436
449	Remy Cointreau S.A.	37,469
1,030	Schneider Electric S.E.	247,487
2,894	Sodexo S.A.	260,414
762	Vinci S.A.	80,306
11,795	Worldline S.A.(a),(b)	127,869
		1,714,199
	Germany - 0.9%
1,480	Fraport A.G. Frankfurt Airport Services Worldwide(b)	76,418

	Hong Kong - 2.8%
13,940	AIA Group Ltd.	94,611

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 90.8% (Continued)
	Hong Kong - 2.8% (Continued)
4,470	Hong Kong Exchanges & Clearing Ltd.	$ 143,218
		237,829
	Indonesia - 0.5%
37,111	Gudang Garam Tbk P.T.	41,045

	Ireland - 3.9%
1,803	Perrigo Company plc	46,301
16,064	Ryanair Holdings plc	281,012
		327,313
	Israel - 1.7%
34,127	ICL Group Ltd.	147,427

	Japan - 12.0%
4,617	FANUC Corporation	126,542
8,230	Hitachi Ltd.	184,229
10,717	Nagaileben Company Ltd.	176,078
7,345	Sekisui Jushi Corporation	103,875
775	Shimano, Inc.	119,695
3,316	Shiseido Company Ltd.	94,574
9,900	T Hasegawa Company Ltd.	206,166
		1,011,159
	Luxembourg - 2.3%
3,936	Eurofins Scientific S.E.(a)	196,273

	Mexico - 2.8%
94,587	Megacable Holdings S.A.B. de C.V.	238,697

	Netherlands - 1.9%
591	Heineken N.V.	57,169
2,555	Koninklijke Vopak N.V.	106,087
		163,256
	Singapore - 6.8%
33,601	Oversea-Chinese Banking Corp Ltd.	357,584

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares			Fair Value
	COMMON STOCKS — 90.8% (Continued)
	Singapore - 6.8% (Continued)
30,500	Singapore Exchange Ltd.		$ 213,240
			570,824
	Spain - 5.7%
50,000	Banco Santander S.A.		231,950
8,679	Cia de Distribucion Integral Logista Holdings S.A.		245,633
			477,583
	Sweden - 5.6%
6,934	Loomis A.B.		180,598
7,745	MEKO A.B.		86,682
14,000	Skandinaviska Enskilda Banken A.B.		206,759
			474,039
	Switzerland - 8.6%
147	Barry Callebaut A.G.(a)		239,565
3,250	Nestle S.A.		331,827
8,284	Softwareone Holding A.G.		155,844
			727,236

	TOTAL COMMON STOCKS (Cost $7,761,464)		7,668,118

Shares			Fair Value
	EXCHANGE-TRADED FUNDS — 2.2%
	United States - 2.2%
4,500	iShares MSCI China ETF(a)		189,765

	TOTAL EXCHANGE-TRADED FUNDS (Cost $181,434)		189,765

Shares		Coupon Rate (%)	Fair Value
	PREFERRED STOCKS — 1.9%
	Germany - 1.9%
2,177	Dr Ing hc F Porsche A.G.	2.3100	162,126

	TOTAL PREFERRED STOCKS (Cost $196,063)		162,126

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.2%
COLLATERAL FOR SECURITIES LOANED - 2.2%
182,423	State Street Navigator Securities Lending Government Money Market Portfolio, Trust Class, 5.33% (Cost $182,423)(d)	$ 182,423

	TOTAL INVESTMENTS - 97.1% (Cost $8,321,384)	$ 8,202,432
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%	246,663
	NET ASSETS - 100.0%	$ 8,449,095

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Société Européene

(a)	Security, or a portion of the security, is out on loan at June 30, 2024. Total loaned securities had a value of $1,329,835 at June 30, 2024. Non-income producing security.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $402,309, representing 4.8% of net assets.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(e)	The loaned securities were secured with short-term investment cash collateral of $182,423 and non-cash collateral of $1,215,219. The non-cash collateral consists of U.S. treasury notes and U.S. treasury inflation indexed bonds held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. Dollar Equivalent	U.S. Dollar Value at June 30, 2024	Unrealized Appreciation*
To Sell:
Euro	07/26/2024	State Street Bank	$ 1,500,000	$ 1,644,165	$ 1,608,731	$ 35,433
				$ 1,644,165	$ 1,608,731	$ 35,433

Total						$ 35,433

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2024.